Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

(19) Subsequent Events

Notice of Delisting or Failure to Satisfy a Continued Listing Rule; Minimum Bid Price Requirement

On April 16, 2024, the Company received written notice (the “Notice”) from the Nasdaq Stock Market, LLC (“Nasdaq”) notifying the Company that it is not in compliance with the Minimum Bid Price Requirement set forth in Nasdaq Listing Rule 5450(a)(1) for continued listing on The Nasdaq Global Market. Nasdaq Listing Rule 5450(a)(1) requires listed securities to maintain a minimum bid price of $1.00 per share, and Listing Rule 5810(c)(3)(A) provides that a failure to meet the Minimum Bid Price Requirement exists if the deficiency continues for a period of 30 consecutive business days.

The Notice does not impact the listing of the Company’s common stock on The Nasdaq Global Market at this time. In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company has 180 calendar days to regain compliance with the Minimum Bid Price Requirement. To regain compliance, the closing bid price of the Company’s common stock must be at least $1.00 per share for a minimum of ten consecutive business days before October 14, 2024. In the event that the Company does not regain compliance within this 180-day period, the Company may be eligible to seek an additional compliance period of 180 calendar days if it meets the continued listing requirement for the market value of publicly held shares and all other initial listing standards for The Nasdaq Capital Market, with the exception of the Minimum Bid Price Requirement, and provides written notice to Nasdaq of its intent to cure the deficiency during this second compliance period by effecting a reverse stock split if necessary. However, if it appears to the Nasdaq staff that the Company will not be able to cure the deficiency, or if the Company is otherwise not eligible, Nasdaq will provide notice to the Company that its common stock will be subject to delisting.

(22) Subsequent Events

On January 16, 2024, Complete Solaria, Inc. (the “Company”) announced a workforce reduction (the “Workforce Reduction”) of 15 employees and 19 contractors, constituting approximately 14% of the Company’s workforce. The Company is taking this action to decrease its costs and strategically realign its resources. The Company expects to recognize the majority of these charges in the first quarter of 2024, and that the Workforce Reduction will be substantially complete during the first quarter of 2024. In addition, the Company may incur other charges or cash expenditures not currently contemplated due to unanticipated events that may occur, including in connection with the implementation of the Workforce Reduction. The Company does not expect that the Workforce Reduction will have a material impact on its consolidated financial statements.

Departure of a Named Executive Officer – William J. Anderson

The Company previously announced in its Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on November 16, 2023, that William J. Anderson had stepped down as the Company’s Chief Executive Officer but remained employed with the Company. On January 16, 2024, in connection with the Workforce Reduction, the Company terminated Mr. W. Anderson’s employment with the Company, effective as of January 16, 2024 (the “William Anderson Separation Date”). Following the William Anderson Separation Date, Mr. W. Anderson will continue to serve as a member the board of directors of the Company, in addition to other advisory and support roles pursuant to a consulting agreement to be entered into with Mr. W. Anderson.

Subject to the terms of Mr. W. Anderson’s employment agreement, dated as of May 9, 2023, the form of which was filed as Exhibit 10.22 to the Company’s Registration Statement on Form S-4 filed with the SEC on May 11, 2023 (the “William Anderson Employment Agreement”), Mr. W. Anderson will be entitled to receive:

●	cash severance in an amount equal to 12 months of his base salary in effect as of the William Anderson Separation Date, payable in installments beginning on the date that is the 60th day following the William Anderson Separation Date;

●	a lump sum amount equal to any earned but unpaid annual bonus from the prior fiscal year ended December 31, 2023, plus a pro rata portion of Mr. W. Anderson’s annual bonus for the fiscal year ended December 31, 2024, to the extent such annual bonus would have been earned by Mr. W. Anderson pursuant to the terms of the William Anderson Employment Agreement;

●	(A) a payment of continued health coverage for him and his eligible dependents under COBRA for the earlier of (1) a period of 12 months, (2) the expiration of his eligibility for the continuation coverage under COBRA or (3) the date when Mr. W. Anderson becomes eligible for substantially equivalent health insurance coverage in connection with new employment; or (B) a taxable payment in lieu of such payment;

●	extension of the period of time in which Mr. W. Anderson may exercise all of his vested stock options until the earlier of (A) the 12-month anniversary of the William Anderson Separation Date, (B) the expiration date of the applicable stock option and (C) termination of the stock options upon a corporate transaction as provided under the applicable equity incentive plan under which such stock options were granted; and

●	acceleration of 50% of Mr. W. Anderson’s remaining unvested and outstanding stock options subject to time-based vesting as of the William Anderson Separation Date

Departure of a Named Executive Officer – David Anderson

Additionally, on January 16, 2024, and in connection with the Workforce Reduction, the Company terminated David Anderson’s employment as the Company’s Chief Marketing Officer and Head of Strategic Partnerships, effective as of January 16, 2024 (the “David Anderson Separation Date”). Subject to the terms of Mr. D. Anderson’s employment agreement, dated as of May 9, 2023, a form of which was filed as Exhibit 10.22 to the Company’s Registration Statement on Form S-4 filed with the SEC on May 11, 2023 (the “David Anderson Employment Agreement”), Mr. D. Anderson will be entitled to receive:

●	cash severance in an amount equal to 12 months of Mr. D. Anderson’s base salary in effect as of the David Anderson Separation Date, payable in installments beginning on the date that is the 60th day following the David Anderson Separation Date;

●	a lump sum amount equal to any earned but unpaid annual bonus from the prior fiscal year ended December 31, 2023 plus a pro rata portion of Mr. D. Anderson’s annual bonus for the fiscal year ended December 31, 2024, to the extent such annual bonus would have been earned by Mr. D. Anderson pursuant to the terms of the David Anderson Employment Agreement;

●	(A) a payment of continued health coverage for him and his eligible dependents under COBRA for the earlier of (1) a period of 12 months, (2) the expiration of his eligibility for the continuation coverage under COBRA or (3) the date when Mr. D. Anderson becomes eligible for substantially equivalent health insurance coverage in connection with new employment; or (B) a taxable payment in lieu of such payment;

●	extension of the period of time in which Mr. D. Anderson may exercise all of his vested stock options until the earlier of (A) the 12-month anniversary of the David Anderson Separation Date, (B) the expiration date of the applicable stock option and (C) termination of the stock options upon a corporate transaction as provided under the applicable equity incentive plan under which such stock options were granted; and

●	acceleration of 50% of Mr. D. Anderson’s remaining unvested and outstanding stock options subject to time-based vesting as of the David Anderson Separation Date.

The Company expects that the departure of the named executive officers will not have a material financial impact on its consolidated financial statements.

First SAFE

On January 31, 2024, the Company entered into a simple agreement for future equity (the “First SAFE”) with the Rodgers Massey Freedom and Free Markets Charitable Trust (the “Purchaser”) in connection with the Purchaser investing $1.5 million in the Company. The First SAFE is convertible into shares of the Company’s common stock, par value $0.0001 per share, upon the initial closing of a bona fide transaction or series of transactions with the principal purpose of raising capital, pursuant to which the Company issues and sells common stock at a fixed valuation (an “Equity Financing”), at a per share conversion price which is equal to the lower of (i)(a) $53.54 million divided by (b) the Company’s capitalization immediately prior to such Equity Financing (such conversion price, the “SAFE Price”), and (ii) 80% of the price per share of Common Stock sold in the Equity Financing. If the Company consummates a change of control prior to the termination of the First SAFE, the Purchaser will be automatically entitled to receive a portion of the proceeds of such liquidity event equal to the greater of (i) $1.5 million and (ii) the amount payable on the number of shares of Common Stock equal to (a) $1.5 million divided by (b)(1) $53.54 million divided by (2) the Company’s capitalization immediately prior to such liquidity event (the “Liquidity Price”), subject to certain adjustments as set forth in the First SAFE. The First SAFE is convertible into a maximum of 1,431,297 shares of Common Stock, assuming a per share conversion price of $1.05, which is the product of (i) $1.31, the closing price of the Common Stock on January 31, 2024, multiplied by (ii) 80%.

On February 15, 2024, the Company entered into a simple agreement for future equity (the “Second SAFE” and together with the First SAFE, the “SAFEs”) with the Purchaser in connection with the Purchaser investing $3.5 million in the Company. The Second SAFE is convertible into shares of Common Stock upon the initial closing of an Equity Financing at a per share conversion price which is equal to the lower of (i) the SAFE Price, and (ii) 80% of the price per share of Common Stock sold in the Equity Financing. If the Company consummates a change of control prior to the termination of the Second SAFE, the Purchaser will be automatically entitled to receive an amount equal to the greater of (i) $3.5 million and (ii) the amount payable on the number of shares of Common Stock equal to $3.5 million divided by the Liquidity Price, subject to certain adjustments as set forth in the Second SAFE. The Second SAFE is convertible into a maximum of 3,707,627 shares of Common Stock, assuming a per share conversion price of $0.94, which is the product of (i) $1.18, the closing price of the Common Stock on February 15, 2024, multiplied by (ii) 80%.

Departure of Directors or Certain Officers

On March 6, 2024, Brian Wuebbels, the Chief Financial Officer of Complete Solaria, Inc. (the “Company”), notified the Company of his resignation effective April 30, 2024. Mr. Wuebbels will continue in his role as Chief Financial Officer to assist the Company in the filing of its Annual Report on Form 10-K for the year ended December 31, 2023. Mr. Wuebbels will also provide transition services to the Company through his resignation date.